UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  JUNE 30, 2002

Check here if Amendment [  ]:  Amendment Number:  _____

This Amendment (Check only one.):

      [  ] is a restatement.
      [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           CDC IXIS Asset Management Advisers, L.P.
Address:        399 Boylston Street
                Boston, MA  02116

Form 13F File Number:  28-5788

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           John E. Pelletier
Title:          Senior Vice President, General Counsel, Secretary and Clerk
Phone:          617-449-2801

Signature, Place, and Date of Signing:


/S/ JOHN E. PELLETIER
[Signature]

BOSTON, MA
[City, State]

AUGUST 13, 2002

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


Report Type (Check only one:):

[ ]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[ ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manger(s).)
[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F FILE NUMBER                    NAME
28-6508                            Hansberger Global Investors, Inc.
28-2013                            Harris Associates L.P.
28-2899                            Jurika & Voyles, L.P.
28-398                             Loomis, Sayles & Company, L.P.
28-790                             Mercury Advisors
28-3432                            Miller Anderson
28-3396                            Montgomery Asset Management, LLC
28-4818                            Reich & Tang Asset Management LLC
28-5452                            RS Investment Management, L.P.
28-5840                            Vaughan, Nelson, Scarborough &
                                        McCullough, L.P.
28-4372                            Westpeak Global Advisors, L.P.

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


                              FORM 13F SUMMARY PAGE

Report Summary

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     40

Form 13F Information Table Value Total:     $267,000
                                            (thousands)


List of Other Managers:

Provide a numbered list of the name(s) and Form 13F file numbers of all institutional investment managers with respect to which this report is filed, other than the managers filing this report.

[If there are no entries in this list, state "NONE" and omit the column heading and list entries.]


No.                   Form 13F File Number               Name
1                     28-2013                            Harris Associates L.P.


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


                                            FORM 13F INFORMATION TABLE

COLUMN 1                                      COLUMN 2        COLUMN 3       COLUMN 4       COLUMN 5                     COLUMN 6
                                                                             VALUE          SHRS OR       SH/ PUT/       INVESTMENT
NAME OF ISSUER                                TITLE OF CLASS  CUSIP          (x$1000)       PRN AMT       PRN CALL       DISCRETION*

AT&T CORP                                     COM             001957109                  7           650  SH             OTHER
ABBOTT LABS                                   COM             002824100                  3            80  SH             OTHER
BLOCK H & R INC                               COM             093671105                  6           130  SH             OTHER
BOEING CO                                     COM             097023105                  3            70  SH             OTHER
CVS CORP                                      COM             126650100                  7           220  SH             OTHER
CENDANT CORP                                  COM             151313103                  9           540  SH             OTHER
CONOCO INC                                    COM             208251504                  8           270  SH             OTHER
DIAGEO PLC                                    SPON ADR        25243Q205                  6           120  SH             SOLE
DISNEY WALT PRODTNS                           COM             254687106                  6           310  SH             OTHER
DUKE PWR CO                                   COM             264399106                  3            90  SH             OTHER
ELECTRONIC DATA SYS CORP NEW                  COM             285661104                  7           180  SH             OTHER
FEDERAL NAT MORTGAGE ASSN                     COM             313586109                  7            90  SH             OTHER
FIRST DATA CORP                               COM             319963104                  3            80  SH             OTHER
FORD MTR CO DEL                               COM             345370860                  6           370  SH             OTHER
FORTUNE BRANDS INC                            COM             349631101                 11           190  SH             OTHER
GANNETT INC DEL                               COM             364730101                  6            80  SH             OTHER
G A P INC                                     COM             364760108                  9           650  SH             OTHER
GENERAL MLS INC                               COM             370334104                  4            90  SH             OTHER
GENERAL MTRS CORP CL H NEW                    COM             370442832                  5           470  SH             OTHER
GUIDANT CORP                                  COM             401698105                  9           290  SH             OTHER
HEINZ H J CO                                  COM             423074103                  9           210  SH             OTHER
HONEYWELL INTL INC                            COM             438516106                  6           180  SH             OTHER
ILLINOIS TOOL WKS INC                         COM             452308109                  3            40  SH             OTHER
INTERPUBLIC GROUP COS INC                     COM             460690100                  6           250  SH             OTHER
KNIGHT RIDDER INC                             COM             499040103                  8           120  SH             OTHER
KRAFT FOODS INC                               COM             50075N104                  9           220  SH             OTHER
KROGER CO                                     COM             501044101                  8           390  SH             OTHER
LIBERTY MEDIA CORP NEW                        COM             530718105                  8           830  SH             OTHER
MASCO CORP                                    COM             574599106                 10           360  SH             OTHER
MATTEL INC                                    COM             577081102                  5           240  SH             OTHER
MCDONALDS CORP                                COM             580135101                  6           210  SH             OTHER
MERCK & CO INC                                COM             589331107                  6           110  SH             OTHER
MOTOROLA INC                                  COM             620076109                  5           370  SH             OTHER
SAFEWAY INC                                   COM             786514208                  6           220  SH             OTHER
SCHERING PLOUGH CORP                          COM             806605101                  5           210  SH             OTHER
SPRINT CORP                                   COM             852061100                  6           560  SH             OTHER
TXU CORP                                      COM             873168108                  8           160  SH             OTHER
US BANCORP DEL                                COM             902973304                 10           430  SH             OTHER
WASHINGTON MUT INC                            COM             939322103                 11           300  SH             OTHER
WASTE MGMT INC DEL                            COM             94106L109                  7           250  SH             OTHER

LINE COUNT: 40

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


COLUMN 7                   COLUMN 8
OTHER           VOTING AUTHORITY
MANAGERS            SOLE     SHARED     NONE

             1       650             0        0
             1        80             0        0
             1       130             0        0
             1        70             0        0
             1       220             0        0
             1       540             0        0
             1       270             0        0
             1       120             0        0
             1       310             0        0
             1        90             0        0
             1       180             0        0
             1        90             0        0
             1        80             0        0
             1       370             0        0
             1       190             0        0
             1        80             0        0
             1       650             0        0
             1        90             0        0
             1       470             0        0
             1       290             0        0
             1       210             0        0
             1       180             0        0
             1        40             0        0
             1       250             0        0
             1       120             0        0
             1       220             0        0
             1       390             0        0
             1       830             0        0
             1       360             0        0
             1       240             0        0
             1       210             0        0
             1       110             0        0
             1       370             0        0
             1       220             0        0
             1       210             0        0
             1       560             0        0
             1       160             0        0
             1       430             0        0
             1       300             0        0
             1       250             0        0


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

* CDC IXIS Asset Management Advisers, L.P. ("CDC IXIS Advisers") and Harris Associates L.P. ("Harris Associates") share investment discretion for these securities pursuant to a contractual arrangement whereby CDC IXIS Advisers provides discretionary investment management services to a client according to a model portfolio provided by Harris Associates. CDC IXIS Advisers and Harris Associates are under common control by CDC IXIS Asset Management North America, L.P.


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